Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements

5.	Fair Value Measurements
Certain assets and liabilities are measured at fair value. Fair value is defined as the exchange price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Plan uses an established fair value hierarchy that uses three levels of inputs to measure fair value as follows:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
There were no transfers between Level 1 and Level 2 holdings in the Master Trusts’ investments assets during 2025 and 2024. In addition, there were no Level 3 holdings or transactions in the Master Trusts’ investment assets at December 31, 2025 and 2024.
Below is a description of the valuation methodologies used for investments measured at fair value.
Altria Stock
Altria Stock is valued based on the closing price of the security as listed on the New York Stock Exchange on the last trading day of the year.
Registered Investment Companies
Investments in registered investment companies are valued at the closing net asset value (“NAV”) publicly reported on the last business day of the year.
Government Securities
Government securities consist of investments in U.S. Treasury securities. Government securities are valued at a price that is based on a compilation of primarily observable market information, such as broker quotes. Matrix pricing, yield curves and indices are used when broker quotes are not available.
Collective Investment Funds
Collective investment funds consist of pools of investments used by institutional investors to obtain exposure to equity and fixed income markets. Collective investment funds include equity index funds, a U.S. diversified bond fund and a balanced fund, consisting of a mix of equities and fixed income securities, that are intended to mirror indices such as the Standard & Poor’s 500 Index and Morgan Stanley Capital International Europe, Australasia, and the Far East Index. They are valued on the basis of the relative interest of each participating investor in the fair value of the underlying assets of each of the respective collective investment funds, which are valued based on the NAV, and are provided by the investment account manager as a practical expedient to estimate fair value. These investments are not classified by level but are disclosed to permit reconciliation to the investments measured at fair value.
The following tables present fair value information for the Plan’s investments, which were held through the Master Trust as of December 31, 2025 and through Master Trust A and Master Trust B as of December 31, 2024. See Note 1. Description of the Plan for more information.
The fair values of the Plan’s investments by asset category as of December 31, 2025 were as follows (in thousands of dollars):

	Level 1	Level 2	Totals
Master Trust
Altria Stock	$1,456,731	$—	$1,456,731
Registered investment companies	651,804	—	651,804
Government securities	—	137,213	137,213
Other	15,030	1,115	16,145

	$2,123,565	$138,328	2,261,893
Investments measured at NAV as a practical expedient for fair value:
Collective investment funds			2,688,978

Total Master Trust investments at fair value			$4,950,871
The fair values of the Plan’s investments by asset category as of December 31, 2024 were as follows (in thousands of dollars):

	Level 1	Level 2	Totals
Master Trust A
Registered investment companies	$554,006	$—	$554,006
Government securities	—	115,076	115,076
Other	—	9,038	9,038

	$554,006	$124,114	678,120
Investments measured at NAV as a practical expedient for fair value:
Collective investment funds			2,396,791
		`
Total Master Trust A investments at fair value			$3,074,911

Master Trust B
Altria Stock	$1,357,609	$—	$1,357,609

Total Master Trust B investments at fair value	$1,357,609	$—	$1,357,609
The following table summarizes additional disclosures related to investments measured at NAV as a practical expedient to estimate fair value as of December 31, 2025 and 2024 (in thousands of dollars):

	Fair Value
Collective Investment Funds	2025	2024	Redemption Frequency	Redemption Notice Period
U.S. equity index	$1,932,637	$1,762,919	Daily	None
International equity index	$362,459	$276,084	Daily	None
U.S. fixed income	$393,882	$357,788	Daily	None